Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets/(liabilities)
Tax attribute carryovers	$ 43,971,000	$ 27,644,000
Valuation allowance	(46,998,000)	(29,771,000)
Net deferred tax assets/(liabilities)	0	0
Deferred tax assets:
Net operating loss carry forward	43,971,000	27,644,000
Tax credits	2,397,000	1,473,000
Accruals and reserves	1,671,000	2,063,000
Stock-based compensation	23,000	0
Other	2,000	1,000
Total deferred tax assets	48,064,000	31,181,000
Valuation allowance	(46,998,000)	(29,771,000)
Total deferred tax asset	1,066,000	1,410,000
Deferred tax liabilities:
Depreciation and amortization	1,066,000	1,410,000
Total deferred tax liabilities	1,066,000	1,410,000
Net deferred tax assets (liabilities)	0	0
Gores Metropoulos, Inc.
Deferred tax assets/(liabilities)
Tax attribute carryovers	32,591	5,635
Valuation allowance	(30,238)	(5,635)
Net deferred tax assets/(liabilities)	2,353	5,635
Deferred tax assets:
Net operating loss carry forward	32,591	5,635
Valuation allowance	(30,238)	(5,635)
Deferred tax liabilities:
Net deferred tax assets (liabilities)	$ 2,353	$ 5,635